                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-8606

                             SCUDDER PATHWAYS SERIES
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        8/31

Date of reporting period:       8/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Pathway Series

Pathway Conservative Portfolio

Pathway Moderate Portfolio

Pathway Growth Portfolio

Annual Report to Shareholders

August 31, 2004

Contents

<Click Here> Performance Summaries

<Click Here> Information About Your Fund's Expenses

<Click Here> Portfolio Management Review

<Click Here> Portfolio Highlights

<Click Here> Portfolio Summaries

<Click Here> Investment Portfolios

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Registered Public Accounting Firm

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. The portfolios are subject to stock market risk, meaning stocks in the underlying funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. The underlying funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Derivatives may be more volatile and less liquid than traditional securities, and the portfolios could suffer losses on an underlying fund's derivative position. Please read each portfolio's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summaries August 31, 2004

Pathway Conservative Portfolio

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for the Pathway Conservative Portfolio as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Conservative Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/04
	1-Year	3-Year	5-Year	Life of Class*
Class A	7.61%	2.72%	2.00%	3.85%
Class B	6.69%	1.94%	1.26%	3.08%
Class C	6.69%	1.91%	1.24%	3.07%
Russell 1000 Index+	11.33%	1.22%	-1.46%	6.70%
S&P 500 Index++	11.46%	.80%	-2.07%	6.59%
Lehman Brothers U.S. Aggregate Intermediate Index+	5.49%	5.86%	7.34%	6.77%
Lehman Aggregate Bond Index++	6.13%	6.19%	7.67%	6.90%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Conservative Portfolio

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/04	$ 11.17	$ 11.17	$ 11.16
8/31/03	$ 10.69	$ 10.70	$ 10.69
Distribution Information: Twelve Months: Income Dividends as of 8/31/04	$ .33	$ .24	$ .24

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Pathway Conservative Portfolio - Class A [] Russell 1000 Index+ [] S&P 500 Index++ [] Lehman Brothers U.S. Aggregate Intermediate Index+ - - - - Lehman Aggregate Bond Index++

Yearly periods ended August 31

The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/04
Pathway Conservative Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$10,142	$10,216	$10,408	$12,649
	Average annual total return	1.42%	.71%	.80%	3.06%
Class B	Growth of $10,000	$10,369	$10,396	$10,557	$12,666
	Average annual total return	3.69%	1.30%	1.09%	3.08%
Class C	Growth of $10,000	$10,669	$10,584	$10,636	$12,654
	Average annual total return	6.69%	1.91%	1.24%	3.07%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Conservative Portfolio

Comparative Results as of 8/31/04
		1-Year	3-Year	5-Year	Life of Class*
Russell 1000 Index+	Growth of $10,000	$11,133	$10,369	$9,291	$16,525
	Average annual total return	11.33%	1.22%	-1.46%	6.70%
S&P 500 Index++	Growth of $10,000	$11,146	$10,243	$9,009	$16,404
	Average annual total return	11.46%	.80%	-2.07%	6.59%
Lehman Brothers U.S. Aggregate Intermediate Index+	Growth of $10,000	$10,549	$11,864	$14,247	$16,494
	Average annual total return	5.49%	5.86%	7.34%	6.77%
Lehman Aggregate Bond Index++	Growth of $10,000	$10,613	$11,974	$14,470	$16,770
	Average annual total return	6.13%	6.19%	7.67%	6.90%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
+ Effective June 28, 2004, the portfolio changed its indices in conjunction with the policy change for the portfolio as follows: The Russell 1000 Index will replace the S&P 500 Index and the Lehman Brothers U.S. Aggregate Intermediate Index will replace the Lehman Aggregate Bond Index. The Lehman Brothers U.S. Aggregate Intermediate Index contains securities in the intermediate maturity range of the Lehman Brothers Aggregate Index. The Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
++ The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings - Income Funds Category as of 8/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	90	of	169	53
3-Year	83	of	110	75

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Pathway Conservative Portfolio

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for the Pathway Conservative Portfolio as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Returns shown for Class AARP shares for the period prior to its inception on September 25, 2000 are derived from the historical performance of Class S shares of Scudder Pathway Series: Conservative Portfolio during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of the 8/31/04
	1-Year	3-Year	5-Year	Life of Class*
Class S	7.86%	2.94%	2.25%	4.10%
Class AARP	7.86%	2.94%	2.25%	4.10%
Russell 1000 Index+	11.33%	1.22%	-1.46%	6.70%
S&P 500 Index++	11.46%	0.80%	-2.07%	6.59%
Lehman Brothers U.S. Aggregate Intermediate Index+	5.49%	5.86%	7.34%	6.77%
Lehman Aggregate Bond Index++	6.13%	6.19%	7.67%	6.90%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Conservative Portfolio

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 8/31/04	$ 11.17	$ 11.17
8/31/03	$ 10.69	$ 10.69
Distribution Information: Twelve Months: Income Dividends as of 8/31/04	$ .35	$ .35

Growth of an Assumed $10,000 Investment
[] Pathway Conservative Portfolio - Class S [] Russell 1000 Index+ [] S&P 500 Index++ [] Lehman Brothers U.S. Aggregate Intermediate Index+ - - - - Lehman Aggregate Bond Index++

Yearly periods ended August 31

Comparative Results as of 8/31/04
Pathway Conservative Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class S	Growth of $10,000	$10,786	$10,908	$11,175	$13,677
	Average annual total return	7.86%	2.94%	2.25%	4.10%
Class AARP	Growth of $10,000	$10,786	$10,908	$11,174	$13,676
	Average annual total return	7.86%	2.94%	2.25%	4.10%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Conservative Portfolio

Comparative Results as of 8/31/04
		1-Year	3-Year	5-Year	Life of Class*
Russell 1000 Index+	Growth of $10,000	$11,133	$10,369	$9,291	$16,525
	Average annual total return	11.33%	1.22%	-1.46%	6.70%
S&P 500 Index++	Growth of $10,000	$11,146	$10,243	$9,009	$16,404
	Average annual total return	11.46%	.80%	-2.07%	6.59%
Lehman Brothers U.S. Aggregate Intermediate Index+	Growth of $10,000	$10,549	$11,864	$14,247	$16,494
	Average annual total return	5.49%	5.86%	7.34%	6.77%
Lehman Aggregate Bond Index++	Growth of $10,000	$10,613	$11,974	$14,470	$16,770
	Average annual total return	6.13%	6.19%	7.67%	6.90%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
+ Effective June 28, 2004, the portfolio changed its indices in conjunction with the policy change for the portfolio as follows: The Russell 1000 Index will replace the S&P 500 Index and the Lehman Brothers U.S. Aggregate Intermediate Index will replace the Lehman Aggregate Bond Index. The Lehman Brothers U.S. Aggregate Intermediate Index contains securities in the intermediate maturity range of the Lehman Brothers Aggregate Index. The Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
++ The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings - Income Funds Category as of 8/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	81	of	169	48
3-Year	75	of	110	68
5-Year	64	of	79	79

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Pathway Moderate Portfolio

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for the Pathway Moderate Portfolio as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Moderate Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Return (Unadjusted for Sales Charge) as of 8/31/04
	1-Year	3-Year	5-Year	Life of Class*
Class A	9.34%	1.83%	.77%	3.69%
Class B	8.49%	1.08%	.03%	2.93%
Class C	8.50%	1.04%	.01%	2.91%
Russell 1000 Index+	11.33%	1.22%	-1.46%	6.70%
S&P 500 Index++	11.46%	.80%	-2.07%	6.59%
Lehman Aggregate Bond Index+	6.13%	6.19%	7.67%	6.90%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Moderate Portfolio

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/04	$ 10.63	$ 10.63	$ 10.62
8/31/03	$ 9.91	$ 9.91	$ 9.90
Distribution Information: Twelve Months: Income Dividends as of 8/31/04	$ .20	$ .12	$ .12

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Pathway Moderate Portfolio - Class A [] Russell 1000 Index+ [] S&P 500 Index++ [] Lehman Aggregate Bond Index+

Yearly periods ended August 31

The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/04
Pathway Moderate Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$10,305	$9,951	$9,792	$12,506
	Average annual total return	3.05%	-.16%	-.42%	2.91%
Class B	Growth of $10,000	$10,549	$10,130	$9,936	$12,522
	Average annual total return	5.49%	.43%	-.13%	2.93%
Class C	Growth of $10,000	$10,850	$10,316	$10,004	$12,508
	Average annual total return	8.50%	1.04%	.01%	2.91%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Moderate Portfolio

Comparative Results as of 8/31/04
		1-Year	3-Year	5-Year	Life of Class*
Russell 1000 Index+	Growth of $10,000	$11,133	$10,369	$9,291	$16,525
	Average annual total return	11.33%	1.22%	-1.46%	6.70%
S&P 500 Index++	Growth of $10,000	$11,146	$10,243	$9,009	$16,404
	Average annual total return	11.46%	.80%	-2.07%	6.59%
Lehman Aggregate Bond Index+	Growth of $10,000	$10,613	$11,974	$14,470	$16,770
	Average annual total return	6.13%	6.19%	7.67%	6.90%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
+ Effective June 28, 2004, the portfolio changed its indices in conjunction with the policy change for the portfolio as follows: The Russell 1000 Index will replace the S&P 500 Index. The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
++ The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings - Balanced Funds Category as of 8/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	191	of	546	35
3-Year	258	of	440	58

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Pathway Moderate Portfolio

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown for Class S reflect a fee waiver and/or expense reimbursement. In addition, returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements, returns and waivers would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Returns shown for Class AARP shares for the periods prior to its inception on October 2, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Moderate Portfolio during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 8/31/04
	1-Year	3-Year	5-Year	Life of Class*
Class S	9.70%	2.10%	1.00%	3.95%
Class AARP	9.60%	2.07%	1.00%	3.94%
Russell 1000 Index+	11.33%	1.22%	-1.46%	6.70%
S&P 500 Index++	11.46%	.80%	-2.07%	6.59%
Lehman Aggregate Bond Index+	6.13%	6.19%	7.67%	6.90%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Moderate Portfolio

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 8/31/04	$ 10.62	$ 10.62
8/31/03	$ 9.90	$ 9.90
Distribution Information: Twelve Months: Income Dividends as of 8/31/04	$ .23	$ .23

Growth of an Assumed $10,000 Investment
[] Pathway Moderate Portfolio - Class S [] Russell 1000 Index+ [] S&P 500 Index++ [] Lehman Aggregate Bond Index+

Yearly periods ended August 31

Comparative Results as of 8/31/04
Pathway Moderate Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class S	Growth of $10,000	$10,970	$10,643	$10,512	$13,521
	Average annual total return	9.70%	2.10%	1.00%	3.95%
Class AARP	Growth of $10,000	$10,960	$10,633	$10,511	$13,520
	Average annual total return	9.60%	2.07%	1.00%	3.94%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Moderate Portfolio

Comparative Results as of 8/31/04
		1-Year	3-Year	5-Year	Life of Class*
Russell 1000 Index+	Growth of $10,000	$11,133	$10,369	$9,291	$16,525
	Average annual total return	11.33%	1.22%	-1.46%	6.70%
S&P 500 Index++	Growth of $10,000	$11,146	$10,243	$9,009	$16,404
	Average annual total return	11.46%	.80%	-2.07%	6.59%
Lehman Aggregate Bond Index+	Growth of $10,000	$10,613	$11,974	$14,470	$16,770
	Average annual total return	6.13%	6.19%	7.67%	6.90%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
+ Effective June 28, 2004, the portfolio changed its indices in conjunction with the policy change for the portfolio as follows: The Russell 1000 Index will replace the S&P 500 Index. The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
++ The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings - Balanced Funds Category as of 8/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	154	of	546	29
3-Year	234	of	440	54
5-Year	237	of	367	65

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Pathway Growth Portfolio

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for the Pathway Growth Portfolio as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Growth Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/04
	1-Year	3-Year	5-Year	Life of Class*
Class A	11.19%	.66%	.20%	4.61%
Class B	10.36%	-.08%	-.53%	3.83%
Class C	10.34%	-.08%	-.54%	3.83%
Russell 1000 Index+	11.33%	1.22%	-1.46%	6.70%
S&P 500 Index++	11.46%	.80%	-2.07%	6.59%
Lehman Aggregate Bond Index+	6.13%	6.19%	7.67%	6.90%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Growth Portfolio

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/04	$ 12.14	$ 12.02	$ 12.02
8/31/03	$ 11.08	$ 10.97	$ 10.97
Distribution Information: Twelve Months: Income Dividends as of 8/31/04	$ .18	$ .09	$ .08

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Pathway Growth Portfolio - Class A [] Russell 1000 Index+ [] S&P 500 Index++ [] Lehman Aggregate Bond Index+

Yearly periods ended August 31

The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/04
Pathway Growth Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$10,479	$9,613	$9,521	$13,392
	Average annual total return	4.79%	-1.31%	-.98%	3.82%
Class B	Growth of $10,000	$10,736	$9,785	$9,658	$13,408
	Average annual total return	7.36%	-.72%	-.69%	3.83%
Class C	Growth of $10,000	$11,034	$9,975	$9,735	$13,405
	Average annual total return	10.34%	-.08%	-.54%	3.83%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Growth Portfolio

Comparative Results as of 8/31/04
		1-Year	3-Year	5-Year	Life of Class*
Russell 1000 Index+	Growth of $10,000	$11,133	$10,369	$9,291	$16,525
	Average annual total return	11.33%	1.22%	-1.46%	6.70%
S&P 500 Index++	Growth of $10,000	$11,146	$10,243	$9,009	$16,404
	Average annual total return	11.46%	.80%	-2.07%	6.59%
Lehman Aggregate Bond Index+	Growth of $10,000	$10,613	$11,974	$14,470	$16,770
	Average annual total return	6.13%	6.19%	7.67%	6.90%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
+ Effective June 28, 2004, the portfolio changed its indices in conjunction with the policy change for the portfolio as follows: the Russell 1000 Index will replace the S&P 500 Index. The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
++ The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class A Lipper Rankings - Multi-Cap Core Funds Category as of 8/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	208	of	685	31
3-Year	288	of	501	58

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Pathway Growth Portfolio

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for the Pathway Growth Portfolio as well as for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Returns shown for Class AARP shares for the periods prior to its inception on September 25, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Growth Portfolio during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 8/31/04
	1-Year	3-Year	5-Year	Life of Class*
Class S	11.50%	.90%	.43%	4.86%
Class AARP	11.50%	.90%	.43%	4.85%
Russell 1000 Index+	11.33%	1.22%	-1.46%	6.70%
S&P 500 Index++	11.46%	.80%	-2.07%	6.59%
Lehman Aggregate Bond Index+	6.13%	6.19%	7.67%	6.90%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Growth Portfolio

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 8/31/04	$ 12.17	$ 12.17
8/31/03	$ 11.10	$ 11.10
Distribution Information: Twelve Months: Income Dividends as of 8/31/04	$ .21	$ .21

Growth of an Assumed $10,000 Investment
[] Pathway Growth Portfolio - Class S [] Russell 1000 Index+ [] S&P 500 Index++ [] Lehman Aggregate Bond Index+

Yearly periods ended August 31

Comparative Results as of 8/31/04
Pathway Growth Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class S	Growth of $10,000	$11,150	$10,272	$10,216	$14,472
	Average annual total return	11.50%	.90%	.43%	4.86%
Class AARP	Growth of $10,000	$11,150	$10,272	$10,216	$14,472
	Average annual total return	11.50%	.90%	.43%	4.85%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Pathway Growth Portfolio

Comparative Results as of 8/31/04
		1-Year	3-Year	5-Year	Life of Class*
Russell 1000 Index+	Growth of $10,000	$11,133	$10,369	$9,291	$16,525
	Average annual total return	11.33%	1.22%	-1.46%	6.70%
S&P 500 Index++	Growth of $10,000	$11,146	$10,243	$9,009	$16,404
	Average annual total return	11.46%	.80%	-2.07%	6.59%
Lehman Aggregate Bond Index+	Growth of $10,000	$10,613	$11,974	$14,470	$16,770
	Average annual total return	6.13%	6.19%	7.67%	6.90%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
+ Effective June 28, 2004, the portfolio changed its indices in conjunction with the policy change for the portfolio as follows: the Russell 1000 Index will replace the S&P 500 Index. The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
++ The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
Class S Lipper Rankings - Multi-Cap Core Funds Category as of 8/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	185	of	685	27
3-Year	270	of	501	54
5-Year	176	of	343	52

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expense of the underlying Scudder Funds in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the Underlying Scudder Funds is based on its August 31, 2004 allocation of Underlying Scudder Funds. In the most recent six-month period, Class A, B, C, AARP (excluding the Pathway Moderate Portfolio) and S shares limited these expenses; had they not done so, expenses would have been higher. In addition, certain of the Underlying Scudder Funds limited expenses; had they not done so, expenses would have been higher. The table is based on an investment of $1,000 made at the beginning of the six-month period ended August 31, 2004.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Pathway Conservative Portfolio

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended August 31, 2004
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 989	$ 985	$ 984	$ 990	$ 990
Expenses Paid per $1,000*	$ 2.52	$ 6.28	$ 6.29	$ 1.28	$ 1.27
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 1,023	$ 1,019	$ 1,019	$ 1,024	$ 1,024
Expenses Paid per $1,000*	$ 2.57	$ 6.39	$ 6.40	$ 1.30	$ 1.29

Direct Portfolio Expenses and Estimated Indirect Underlying Scudder Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2004
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 989	$ 985	$ 984	$ 990	$ 990
Expenses Paid per $1,000**	$ 5.53	$ 9.28	$ 9.29	$ 4.29	$ 4.28
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 1,023	$ 1,019	$ 1,019	$ 1,024	$ 1,024
Expenses Paid per $1,000**	$ 5.62	$ 9.43	$ 9.43	$ 4.36	$ 4.35

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Portfolio's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Portfolio invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Direct Portfolio Expense Ratio+	.50%	1.26%	1.26%	.26%	.25%
Estimated Indirect Expenses of Underlying Scudder Funds	.60%	.60%	.60%	.60%	.60%
Estimated Net Annual Portfolio and Underlying Scudder Funds Expenses	1.10%	1.86%	1.86%	.86%	.85%

+ The expense ratio reflects change to expenses within the most recent six-month period. Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the cost of those fees and expenses of the Portfolio. See Note B in Notes to Financial Statements.

For more information, please refer to the Fund's prospectus.

Pathway Moderate Portfolio

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended August 31, 2004
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 981	$ 978	$ 977	$ 983	$ 983
Expenses Paid per $1,000*	$ 2.46	$ 6.16	$ 6.20	$ 1.15	$ 1.28
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 1,023	$ 1,019	$ 1,019	$ 1,024	$ 1,024
Expenses Paid per $1,000*	$ 2.51	$ 6.28	$ 6.33	$ 1.18	$ 1.30

Direct Portfolio Expenses and Estimated Indirect Underlying Scudder Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2004
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 981	$ 978	$ 977	$ 983	$ 983
Expenses Paid per $1,000**	$ 5.35	$ 9.05	$ 9.09	$ 4.05	$ 4.18
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 1,023	$ 1,019	$ 1,019	$ 1,024	$ 1,024
Expenses Paid per $1,000**	$ 5.46	$ 9.22	$ 9.27	$ 4.13	$ 4.25

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Portfolio's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Portfolio invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Direct Portfolio Expense Ratio+	.49%	1.23%	1.24%	.23%	.26%
Estimated Indirect Expenses of Underlying Scudder Funds	.58%	.58%	.58%	.58%	.58%
Estimated Net Annual Portfolio and Underlying Scudder Funds Expenses	1.07%	1.81%	1.82%	.81%	.84%

+ The expense ratio reflects change to expenses within the most recent six-month period. Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the cost of those fees and expenses of the Portfolio. See Note B in Notes to Financial Statements.

For more information, please refer to the Fund's prospectus.

Pathway Growth Portfolio

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended August 31, 2004
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 974	$ 970	$ 970	$ 975	$ 972
Expenses Paid per $1,000*	$ 2.52	$ 6.21	$ 6.31	$ 1.24	$ 1.25
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 1,023	$ 1,019	$ 1,019	$ 1,024	$ 1,024
Expenses Paid per $1,000*	$ 2.58	$ 6.36	$ 6.46	$ 1.27	$ 1.28

Direct Portfolio Expenses and Estimated Indirect Underlying Scudder Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2004
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 974	$ 970	$ 970	$ 975	$ 972
Expenses Paid per $1,000**	$ 5.36	$ 9.04	$ 9.14	$ 4.07	$ 4.08
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S
Beginning Account Value 2/29/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 8/31/04	$ 1,023	$ 1,019	$ 1,019	$ 1,024	$ 1,024
Expenses Paid per $1,000**	$ 5.48	$ 9.25	$ 9.35	$ 4.17	$ 4.18

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Portfolio's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Portfolio invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S
Direct Portfolio Expense Ratio+	.51%	1.25%	1.27%	.25%	.25%
Estimated Indirect Expenses of Underlying Scudder Funds	.57%	.57%	.57%	.57%	.57%
Estimated Net Annual Portfolio and Underlying Scudder Funds Expenses	1.08%	1.82%	1.84%	.82%	.82%

+ The expense ratio reflects change to expenses within the most recent six-month period. Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the cost of those fees and expenses of the Portfolio. See Note B in Notes to Financial Statements.

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Scudder Pathway Series: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Pathway Series. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Janet Campagna

Managing Director of Deutsche Asset Management and Co-Manager of the portfolios.

• Joined Deutsche Asset Management in 1999. Investment strategist and manager of the asset allocation strategies group for Barclays Global Investors from 1994 to 1999.

• Head of Advanced Research and Quantitative Strategies.

• Over 12 years of investment industry experience.

• MS, Social Science, California Institute of Technology.

• PhD, Political Science, University of California at Irvine.

• Joined the portfolios in 2002.

Inna Okounkova

Vice President of Deutsche Asset Management and Co-Manager of the portfolios.

• Joined Deutsche Asset Management in 1999.

• Began investment career in 1999.

• Portfolio manager for asset allocation portfolios.

• MS, Moscow State University.

• MBA, University of Chicago.

• Joined the portfolios in 2002.

Robert Wang

Managing Director of Deutsche Asset Management and Co-Manager of the portfolios.

• Joined Deutsche Asset Management in 1995 after 13 years of experience in fixed income trading at J.P. Morgan.

• Portfolio manager for global and tactical asset allocation portfolios, with a focus on quantitative asset allocation, portfolio risk control and derivatives trading management.

• Joined the portfolios in 2002.

In the following interview, Co-Managers Janet Campagna, Robert Wang and Inna Okounkova and Investment Strategist Arnim Holzer address the economy, markets, portfolio management strategy and the resulting performance of Scudder Pathway Series during the 12-month period September 1, 2003, through August 31, 2004.

Q: Will you describe the key global, political and economic developments during the period?

A: After a strong rally in US equities in the fourth quarter of 2003, the market fell back due to concerns over interest rate policy, inflation, economic growth, energy prices and geopolitical events. The fourth quarter of 2003 was strong as the market began to anticipate economic recovery, and investors recognized that many areas of the market were undervalued. However, over the next two quarters, a significant head wind was whipped up by a combination of issues, including changes to the Federal Reserve Board's (Fed's) decision to raise interest rates as well as concerns about rising inflation, decelerating economic growth and soaring energy prices, all of which had an impact on the revenue growth of companies. Concerns regarding political affairs, convention activities and the threat of a terrorist act at the Olympics also gave investors reason for pause. So, equities just treaded water, which wasn't half bad in light of all the ongoing turbulence of the second and third quarters of the period. For the 12-month period, the equity market, as measured by the Russell 1000 Index, rose 11.33%.1 The international equity market, as measured by the Morgan Stanley Capital International EAFE Index, gained 22.64%.2

1 The Russell 1000 Index is an unmanaged, price-only index of the 1,000 largest-capitalization companies that are domiciled in the United States and whose common stocks are traded there. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.
2 The Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE®) is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Looking to bonds, despite tremendous volatility and concerns regarding the slowdown in economic growth, the yields paid out on a 10-year US Treasury bond were lower at the end of the period than at the beginning. There was much concern about inflation at the beginning of the second calendar quarter in 2004. In March, April and May, the 10-year bond's rate climbed from 3.70% to more than 4.80%, as the price of the 10-year bond fell. The price of a bond and its yield have an inverse relationship - when one goes up; the other goes down. As investors subsequently had a change of heart and decided that neither economic growth nor inflation would be significant, the 10-year bond's price rallied in August, and its yield fell to approximately 4.20%. Given expectations for the near term, we think that yields are a bit low in this environment. We believe a fair range for expected annual Treasury yields would be closer to 4.40% to 4.75%.

The US dollar abruptly changed from a depreciating currency to an appreciating one as the Fed decided to increase the Fed funds rate. Typically, as interest rates rise, the carry that investors get from other currencies would no longer be advantageous against US dollar interest rates.3 As a result, the US dollar began to show strength.

3 A carry trade involves borrowing funds in one country's market where interest rates are low and purchasing an offsetting position in fixed-income securities in another country's market where a higher rate of interest is paid.

While we have witnessed strength in the US dollar vis-à-vis other currencies in the last six to nine months, we believe that the fundamentals in the form of the huge trade deficit still support the notion of a weaker dollar in the future. However, that is somewhat offset by the fact that rising interest rates eliminate some of the carry rate advantage that foreign currencies have held in the past.

Although the second- and third-quarter data were weaker than expected, we believe this simply demonstrated that the United States' economy had achieved a steady performance pace and was no longer accelerating. We think this stable environment should enable the Fed to continue increasing interest rates. We expect the Fed will go slowly once rates reach the 2.5% level early next year. The Fed is probably aiming for a target zone of between 3.5% and 4% by the end of 2005, but it will be sensitive to employment and economic data along the way.

Obviously, energy and commodity prices have been a big concern for investors. However, we don't see problematic inflationary pressure in the wings. We think that the current disparity between too little supply and too high demand in commodities such as oil and steel is cause for concern, but we don't believe commodities' prices are precursors to a major inflation problem.

On the international front, European and Japanese equity markets generally performed better, and international equities (on a US-dollar basis) proved a fair place to invest. We like what we have seen in Japan. Although the latest economic numbers are down, we are expecting good economic performance from Japan. The Japanese equity markets, as measured by the Morgan Stanley Capital International Japan Index, climbed 20.45% for the 12-month period ended August 31, 2004.4

4 The Morgan Stanley Capital International Japan Index (MSCI Japan) is an unmanaged, capitalization-weighted measure of equity securities listed on the Tokyo Stock Exchange. Index returns assume reinvested dividends and, unlike fund returns, do not reflect fees or expenses. It is not possible to invest directly in an index.

We are still concerned that Europe could remain the laggard in the global economy as it struggles to reach a cruising economic speed. However, based on several positive trends, one could make the case that European equity performance should improve. European companies are managing more frugally and negotiating with labor more efficiently, which should help profit margins. The stability of the euro will allow European companies to better anticipate sales, and the potential for stable global growth should also benefit European equities. The European equity markets, as represented by the Morgan Stanley Capital International Europe Index, gained 23.13% for the 12-month period ended August 31, 2004.5

5 The Morgan Stanley Capital International Europe Index (MSCI Europe) is an unmanaged, capitalization-weighted measure of 16 markets in Europe. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

China has been a big topic of conversation during this calendar year, as there has been quite a bit of overheating (inflation) in many sectors of China, and the government is embarking on a controlled monetary policy slowdown. While we believe Chinese officials will be successful, the risks if they should fail are significant. China's trading partners, including Japan, Taiwan and Singapore, would suffer from a Chinese recession, as would Latin American suppliers of commodities. And a meltdown of China's banking system could spread financial pain to the United States. We believe that China is undertaking many of the correct steps to be successful, such as clamping down on bank lending and foreign investment. However, given the importance of China in Southeast Asia and its growing importance to global trade, the fallout would be painful, and we clearly need to watch this situation.

We believe that economic growth in the United States over the next year or two should help firm up global growth. From an investment point of view, we believe that equity returns will return to positive territory for 2004 as a whole, as investor risk aversion abates. We think that equity valuations are fair, and as a result of good earnings and dividends, we should see positive performance from equities in the near term. But we think that investors need to adjust to the reality that rising interest rates make it a more difficult environment. Although corporate profits have risen for the past five or six quarters, companies will not be able to sustain this upward trend, and we expect a slowdown in earnings as a result. In other words, we are a little more modest in our expectations of equity returns compared with what we have seen in the last two years. Investors need to adjust to the reality of rising rates and slowing profits.

Q: What changes to Scudder Pathway Series took place on June 30, 2004?

A: The board of trustees of Scudder Pathway Series approved changes to the investment policies of each portfolio that are designed to promote a more dynamic asset-allocation model and expand the range of underlying funds available for investment. To deploy this new model, we had to coordinate dramatic changes with all relevant areas within the firm, such as compliance, legal, tax accounting and the portfolio managers of the underlying funds. In employing the model, we will actively review the actual allocation on a continuous basis and make adjustments to take advantage of current or expected market conditions or to manage risk.

The overall allocation breakdown between equities and fixed income remains about the same in Scudder Pathway Conservative Portfolio and Scudder Pathway Moderate Portfolio - about 40/60 and 60/40, respectively. The biggest change occurred in Scudder Pathway Growth Portfolio, in which we reduced the strategic asset allocation in equities to 75% from 85% and, conversely, increased the allocation to fixed income to 25% from 15%. That was done in order to space the funds more evenly across time horizons (the times when an investor would ideally exchange money from one Scudder Pathway Portfolio to another). Whereas the time horizons are now spaced by approximately four years, previously we had a large time gap between Scudder Pathway Moderate Portfolio and Scudder Pathway Growth Portfolio.

Another big change was the switch from using the Lehman Brothers Aggregate Bond Index to using the Lehman Brothers Intermediate US Aggregate Bond Index in Scudder Pathway Conservative Portfolio's new strategic asset allocation.6 This was done to align duration of the fixed-income portion to the time horizon of this portfolio. The result of this change is that approximately half of the fixed-income assets are now allocated to short-term bond funds.

6 The Lehman Brothers Intermediate US Aggregate Bond Index covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset-backed securities and commercial mortgage based securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.
New strategic asset allocation (implemented on June 30, 2004)
	Russell 1000	S&P 500	Russell 2000	MSCI EAFE	Lehman Brothers Intermediate US Aggregate Bond	Lehman Brothers Aggregate Bond	CSFB HY Index	3 Month T-Bill
Pathway Conservative: Old	0%	37%	0%	3%	0%	50%	0%	10%
New	34%	0%	4%	5%	49%	0%	3%	5%
Pathway Moderate: Old	0%	50%	3%	7%	0%	35%	0%	5%
New	49%	0%	5%	6%	0%	33%	2%	5%
Pathway Growth: Old	0%	68%	5%	12%	0%	15%	0%	0%
New	60%	0%	6%	9%	0%	19%	1%	5%

In addition, we made the following changes based on the new model:

• Added high-yield bonds via Scudder High Income Plus Fund to all three portfolios.

• Increased small-cap allocations in Scudder Pathway Moderate Portfolio and Scudder Pathway Growth Portfolio.

• Introduced small-cap equities for the first time to Scudder Pathway Conservative Portfolio.

• Increased the allocation to international equities in Scudder Pathway Conservative Portfolio.

• Reduced international equities in Scudder Pathway Moderate Portfolio and Scudder Pathway Growth Portfolio to be more in line with the peer group of each.

• Set the strategic asset allocations in cash to 5% in all three portfolios.

• Changed the fund's equity benchmark, the index that represents the large-cap portion of the strategic asset allocation model from the S&P 500 index to the Russell 1000 Index, so that mid-cap stocks are better represented in the portfolios.

We also made several changes to the policy and process. For example, we increased the allowable ranges for equities and fixed-income allocations.

	Allocation to Equity Funds	Allocation to Fixed Income Funds
Scudder Pathway Conservative Portfolio	Old 30%-50% New 25%-55%	Old 50%-70% New 45%-75%
Scudder Pathway Moderate Portfolio	Old 50%-70% New 45%-75%	Old 30%-50% New 25%-55%
Scudder Pathway Growth Portfolio	Old 75%-95% New 60%-90%	Old 5%-25% New 10%-40%

In addition, we adjusted other constraints at the asset-class level, such as the range of small-cap equities and international equities.

At the fund level, we reviewed all Scudder funds for potential inclusion in Scudder Pathway Series fund lineup. In addition to holdings-based analysis, we ran our proprietary optimization program, called Portfolio Choice. Portfolio Choice looks at the volatility and correlations of the underlying funds to make sure that in 20,000 run simulations we have a good understanding of the different ways that these funds can blend to optimize the possibility of beating a benchmark while lowering the probability of underperforming. In the end, we excluded funds for which the recommended asset allocation was less than 50 basis points. As a result of this review, we added 10 new funds to the lineup. Four of those made it to the actual allocations:

• Scudder Blue Chip Fund

• Scudder-RREEF Real Estate Securities Fund

• Scudder Micro Cap Fund

• Scudder Japanese Equity Fund

We adjust the allocations of funds once a month, but those four are the only funds that made the annual list and currently have allocations. However, once a year we will review all eligible funds for potential inclusion in the Scudder Pathway Series lineup.

Q: Describe what components you use to manage and measure performance.

A: We apply the same proprietary methodology to Scudder Pathway Portfolios that we use for our institutional clients. Our strategy for managing the fund of funds portfolios and evaluating how they perform consists of two components: strategic asset allocation, tactical asset allocation and allocation to the underlying funds. To derive strategic asset allocation, we use a proprietary methodology that consists of the following steps: First, we assume that the market is efficient and that global market allocations to major asset classes are close to optimal. Next, we use several medium-term signals to adjust the allocations. We use signals that are likely to drive performance over the next several years, such as reversion to mean, the slope of the yield curve and currency rates.7

7 Mean reversion is a strategy that involves purchasing an underperforming stock or another type of security and holding the position until the market rebounds; it is based on the mathematical premise that all prices will eventually move back toward the mean, or average, return. Thus, if a stock is underperforming, its price will move toward its average value when the market rebounds. A yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually Treasuries, at a given point in time. The currency exchange rate represents the rate at which one currency may be converted into another. It is also called rate of exchange or foreign exchange rate.

Tactical asset allocation is determined by our Integrated Global Alpha Platform (iGAP). The iGAP platform collects investment ideas generated by a variety of fundamental and quantitative teams located around the world. It processes these ideas through a specially designed investment and portfolio engineering infrastructure, and turns them into model portfolios that take into account volatility, return objectives and portfolio constraints.

Q: How did the underlying funds perform over the 12-month period?

A: Underperformance was solely due to the impact of the underlying funds. This negative impact was felt in all three portfolios. The impact of tactical asset allocation was positive for all three funds. The performance under discussion is relative to the funds' old equity and bond indices. Because the equity funds were measured against the S&P 500 index and the bond funds were measured against the Lehman Brothers Aggregate Bond Index for 10 of the 12 months, we will refer to those indices in addition to the new large-cap equity and bond indices.

Scudder Fixed Income Fund provided a positive contribution. More important, the fund, which was the largest fixed-income holding over the past 12 months, outperformed the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Intermediate US Aggregate Bond Index. Equity funds, on the other hand, detracted from performance, from a relative standpoint. Specifically, large-cap equities, such as those held in Scudder Large Company Growth Fund, underperformed the S&P 500 index and the Russell 1000 Index. There existed a performance divergence between growth and value in the last 12 months. The Russell 1000 Growth Index returned 14% less than the Russell 1000 Value Index. Similarly, all Scudder growth funds underperformed the S&P 500 index, while all the underlying Scudder value funds outperformed the S&P 500 index. However, the growth funds' underperformance outweighed the stronger performance of the value funds, so the overall contribution of the underlying equity funds was negative.

In the small-cap area, we see the same divergence. The Russell 2000 Growth Index lagged behind the Russell 2000 Value Index by 16%. So, the returns of the underlying small-cap growth funds were negative, while small-cap value funds contributed positively. For all three portfolios, the effect was slightly negative. International equity funds experienced the most weakness. Our three largest international holdings - Scudder International Equity Fund, Scudder International Select Equity Fund and Scudder International Fund - underperformed the MSCI EAFE® index.

Q: Any final thoughts for investors?

A: Let's talk about performance. Until a year and a half ago, the Pathway portfolios were managed similarly to the market and, as a result, much of our performance was in the second and third quartiles in terms of Lipper rankings. We also didn't have the breadth of funds that we have today. In the last year, we've worked diligently to add a greater range of funds. The three- and five-year numbers are returns that we're not necessarily proud of, but they are similar to what the market delivered. But in the last year, after we received board approval to include additional funds, we've seen improved performance from a risk-and-reward standpoint. It's our belief that we will continue to move in a positive direction thanks to our more diversified fund lineup. Of course, past performance is no guarantee of future results.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Highlights

Pathway Conservative Portfolio

Scudder Pathway Conservative Portfolio seeks current income and, secondarily, long-term growth of capital by investing substantially in fixed-income mutual funds, with a more moderate exposure to equity funds.

Performance

Scudder Pathway Conservative Portfolio provided a total return of 7.61% (Class A shares unadjusted for sales charges) for the 12-month period ended August 31, 2004. The portfolio underperformed the 9.28% average total return of its peers in the Lipper Income Funds category.9

9 Source: Lipper Inc. The Lipper Income Funds category comprises funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. It is not possible to invest directly in a Lipper category.

Performance was negatively affected by the returns of the underlying funds. Adept asset allocation, however, added value to absolute performance. More detailed performance information is provided in the Performance Summary section. Past performance is no guarantee of future results. (Please see pages 3 through 8 for a summary of the performance of other share classes.)

Portfolio Strategy

We overweighted equities every month of this period, which contributed positively because equities outperformed fixed income by more than 5%. Within fixed income, we underweighted cash and overweighted bonds. This, too, contributed positively because bonds outperformed cash by more than 5%. Within equities, we overweighted both domestic and international equities. The overweight in international equities especially helped because international equities were the best-performing asset class over the last 12 months. On balance, there wasn't much difference in performance between large caps and small caps - they both rose about 11%. Fund allocations were stable for the first 10 months and then changed significantly at the end of June when we retooled the strategic asset allocations. So, the changes over the last two months were as follows: We sold approximately half of our allocation in Scudder Fixed Income Fund. We invested the proceeds in short-term bond funds, which was consistent with the change in the strategic asset allocation. We also bought Scudder High Income Plus Fund to fulfill the new strategic asset allocation mandate of having some assets in high-yield bonds.

In equities, we sold about one-third of our holdings in Scudder Equity 500 Index Fund due to the new constraint that specifies that no more than 40% of equities can be allocated to any one equity fund. Simultaneously, we bought several new equity funds. In the large-cap area, we bought Scudder Blue Chip Fund and Scudder RREEF Real Estate Securities Fund. In addition, we added small-cap funds to Scudder Pathway Conservative Portfolio for the first time. Before late June, the portfolio had no allocation in small caps. In the international equity area, we added Scudder Japanese Equity Fund and Scudder Greater Europe Growth Fund.

Pathway Moderate Portfolio

Scudder Pathway Moderate Portfolio seeks a balance of current income and growth of capital by investing in a mix of money market, bond and equity mutual funds.

Performance

Scudder Pathway Moderate Portfolio provided a total return of 9.34% (Class A shares unadjusted for sales charges) for the 12 months ended August 31, 2004. The portfolio outpaced the 8.10% average return of its peers in the Lipper Balanced Funds category.10 The dominant factors affecting performance were the results of the underlying actively managed funds, which detracted from performance relative to the category, and adept asset allocation, which provided value and contributed positively to absolute returns. More detailed performance information is provided in the Performance Summary section. Past performance is no guarantee of future results. (Please see pages 9 through 14 for a summary of the performance of other share classes.)

10 Source: Lipper Inc. The Lipper Balanced Funds category comprises funds whose primary objective is to conserve principal by maintaining at all times a balance of both stocks and bonds. Typically, the stock/bond ratio is approximately 60%/40%. It is not possible to invest directly in a Lipper category.

Portfolio Strategy

In terms of tactical moves, we overweighted equities and bonds while underweighting cash. The positive impact of tactical asset allocation was larger in Scudder Pathway Moderate Portfolio due to the size of its positions. In terms of fund allocations, we moved a fairly small portion of fixed-income assets out of Scudder Fixed Income Fund and into Scudder High Income Plus Fund. Small caps were previously held in Scudder Pathway Moderate Portfolio. However, we increased the small-cap weighting by adding Scudder Micro Cap Fund, which is one of the newly available funds. Unfortunately, Scudder Micro Cap Fund underperformed in August.

Pathway Growth Portfolio

Scudder Pathway Growth Portfolio seeks long-term growth of capital by investing primarily in equity mutual funds. The portfolio also invests a portion of assets in fixed-income funds, which offer the potential for capital appreciation as well as income.

Performance

Scudder Pathway Growth Portfolio provided a total return of 11.19% (Class A shares unadjusted for sales charges) for the 12 months ended August 31, 2004. The portfolio strongly outperformed the 9.27% average return of its peers in the Lipper Multi-Cap Core Funds category.11 Whereas the actively managed underlying funds detracted from performance relative to the category, we were able to offset this negative factor through asset allocation. Notably, an overweight in international equities, which made great strides during the period, contributed significantly to portfolio performance. More detailed performance information is available in the Performance Summary section. Past performance is no guarantee of future results. (Please see pages 15 through 20 for a summary of the performance of other share classes.)

11 Source: Lipper Inc. The Lipper Multi-Cap Core Funds category comprises funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period. Multi-cap funds will generally have 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds normally compare their average price-to-earnings ratios, price-to-book ratios and three-year earnings growth figures with the US diversified multi-cap equity funds universe average.

Portfolio Strategy

In this portfolio, we overweighted equities, particularly international equities. Before June 30, 2004, we kept just enough cash on hand for liquidity purposes. Over the last two months, we raised the portfolio's cash position from 0.50% to 0.75%. Even so, we were significantly underweight in cash, as the new strategic asset allocation model now includes 5% cash, versus none previously. Due to the portfolio's smaller fixed-income weighting, the effect of bonds outperforming cash was of less concern for Scudder Pathway Growth Portfolio. In terms of underlying funds, we added Scudder Blue Chip Fund, Scudder Micro Cap Fund, Scudder Greater Europe Growth Fund and Scudder High Income Plus Fund to this portfolio. The timing of the allocation changes for Scudder Pathway Growth Portfolio was opportune. As mentioned, we reduced the equity allocation by 10% on June 30, and this occurred just before equities started underperforming bonds in July and August. So, that helped in terms of the portfolio's performance against its Lipper peers.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summaries August 31, 2004

Pathway Conservative Portfolio

Asset Allocation	8/31/04	8/31/03

Money Market	2%	6%
Fixed Income	54%	52%
Equity	44%	42%
	100%	100%

Asset Class Ranges	8/31/04	8/31/03

Fixed Income Funds	45-75%	50-70%
Equity Funds	25-55%	30-50%

Asset allocation is subject to change.

For more complete details about the portfolio's investments, see page 45. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Pathway Moderate Portfolio

Asset Allocation	8/31/04	8/31/03

Money Market	1%	1%
Fixed Income	37%	37%
Equity	62%	62%
	100%	100%

Asset Class Ranges	8/31/04	8/31/03

Fixed Income Funds	25-55%	30-50%
Equity Funds	45-75%	50-70%

Asset allocation is subject to change.

For more complete details about the portfolio's investments, see page 47. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Pathway Growth Portfolio

Asset Allocation	8/31/04	8/31/03

Money Market	2%	1%
Fixed Income	21%	12%
Equity	77%	87%
	100%	100%

Asset Class Ranges	8/31/04	8/31/03

Fixed Income Funds	10-40%	5-25%
Equity Funds	60-90%	75-95%

Asset allocation is subject to change.

For more complete details about the portfolio's investments, see page 49. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio August 31, 2004

Pathway Conservative Portfolio	Shares	Value ($)

Equity 44.2%
Scudder Blue Chip Fund "Institutional"	370,281	6,346,617
Scudder Capital Growth Fund "Institutional"	21,283	853,024
Scudder Equity 500 Index Fund "Institutional"	153,860	19,333,996
Scudder Greater Europe Growth Fund "S"	81,751	1,877,813
Scudder Growth and Income Fund "Institutional"	282,178	5,646,382
Scudder International Fund "Institutional"	41,866	1,590,904
Scudder International Select Equity Fund "Institutional"	141,568	2,396,752
Scudder Japanese Equity Fund "S"	47,550	470,741
Scudder Large Cap Value Fund "Institutional"	55,129	1,165,968
Scudder Large Company Growth Fund "Institutional"	101,661	2,205,037
Scudder Large Company Value Fund "Institutional"	69,570	1,659,950
Scudder Micro Cap Fund "Institutional"	24,659	483,312
Scudder RREEF Real Estate Securities Fund "Institutional"	18,965	360,525
Scudder Small Cap Growth Fund "Investment"	28,715	584,349
Scudder Small Company Stock Fund "S"	94,174	2,243,214
Scudder Small Company Value Fund "S"	45,285	1,195,069
Scudder-Dreman High Return Equity Fund "I"	30,117	1,171,567
Total Equity (Cost $45,820,268)		49,585,220

Fixed Income 53.7%
Scudder Fixed Income Fund "Institutional"	2,430,212	26,780,934
Scudder GNMA Fund "S"	992,209	15,041,894
Scudder High Income Opportunity Fund "S"	5,491	50,459
Scudder High Income Plus Fund "Institutional"	440,982	3,333,824
Scudder Income Fund "Institutional"	658,908	8,526,266
Scudder Short Duration Fund "Institutional"	210,402	2,120,851
Scudder Short Term Bond Fund "S"	413,979	4,297,098
Total Fixed Income (Cost $59,481,228)		60,151,326

Money Market 2.1%
Scudder Cash Investment Trust "S"	2,313,029	2,313,029
Scudder Money Market Series "Institutional"	58,630	58,630
Total Money Market (Cost $2,371,659)		2,371,659
Total Investment Portfolio - 100.0% (Cost $107,673,155) (a)		112,108,205

(a) The cost for federal income tax purposes was $109,544,460. At August 31, 2004, net unrealized appreciation for all securities based on tax cost was $2,563,745. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,329,267 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,765,522.
During the year ended August 31, 2004, purchases and sales of investment securities (excluding money market investments) aggregated $65,341,561 and $57,343,294, respectively.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio August 31, 2004

Pathway Moderate Portfolio	Shares	Value ($)

Equity 61.7%
Scudder 21st Century Growth Fund "Institutional"	70,971	858,040
Scudder Blue Chip Fund "Institutional"	924,793	15,850,953
Scudder Capital Growth Fund "Institutional"	7,178	287,694
Scudder Emerging Markets Growth Fund "S"	78	1,136
Scudder Equity 500 Index Fund "Institutional"	399,953	50,258,081
Scudder Greater Europe Growth Fund "S"	175,670	4,035,145
Scudder Growth and Income Fund "Institutional"	783,727	15,682,369
Scudder International Equity Fund "Institutional"	115,565	1,129,074
Scudder International Fund "Institutional"	34,877	1,325,344
Scudder International Select Equity Fund "Institutional"	363,342	6,151,382
Scudder Japanese Equity Fund "S"	105,967	1,049,072
Scudder Large Cap Value Fund "Institutional"	154,736	3,272,665
Scudder Large Company Growth Fund "Institutional"	346,681	7,519,512
Scudder Large Company Value Fund "Institutional"	228,035	5,440,925
Scudder Micro Cap Fund "Institutional"	41,807	819,423
Scudder RREEF Real Estate Securities Fund "Institutional"	68,767	1,307,258
Scudder Select 500 Fund "S"	183,411	2,004,677
Scudder Small Cap Growth Fund "Investment"	33,281	677,266
Scudder Small Company Stock Fund "S"	227,655	5,422,748
Scudder Small Company Value Fund "S"	85,214	2,248,794
Scudder-Dreman High Return Equity Fund "I"	73,843	2,872,503
Scudder-Dreman Small Cap Value Fund "I"	18,420	540,244
Total Equity (Cost $119,489,156)		128,754,305

Fixed Income 37.0%
Scudder Fixed Income Fund "Institutional"	6,594,131	72,667,324
Scudder GNMA Fund "S"	6,770	102,633
Scudder High Income Opportunity Fund "S"	11,541	106,063
Scudder High Income Plus Fund "Institutional"	542,452	4,100,940
Scudder Income Fund "Institutional"	8,491	109,870
Scudder Short Term Bond Fund "S"	10,261	106,514
Total Fixed Income (Cost $76,493,414)		77,193,344

Money Market 1.3%
Scudder Cash Investment Trust "S"	2,721,080	2,721,080
Scudder Money Market Series "Institutional"	104,416	104,416
Total Money Market (Cost $2,825,496)		2,825,496
Total Investment Portfolio - 100.0% (Cost $198,808,066) (a)		208,773,145

(a) The cost for federal income tax purposes was $202,137,399. At August 31, 2004, net unrealized appreciation for all securities based on tax cost was $6,635,746. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,464,587 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,828,841.
During the year ended August 31, 2004, purchases and sales of investment securities (excluding money market investments) aggregated $76,081,390 and $79,232,884, respectively.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio August 31, 2004

Pathway Growth Portfolio	Shares	Value ($)

Equity 77.3%
Scudder 21st Century Growth Fund "Institutional"	125,149	1,513,054
Scudder Blue Chip Fund "Institutional"	1,080,002	18,511,234
Scudder Capital Growth Fund "Institutional"	2,407	96,463
Scudder Emerging Markets Growth Fund "S"	36,197	529,927
Scudder Equity 500 Index Fund "Institutional"	505,485	63,519,205
Scudder Global Fund "S"	346	7,887
Scudder Greater Europe Growth Fund "S"	57,264	1,315,360
Scudder Growth and Income Fund "Institutional"	899,346	17,995,906
Scudder International Equity Fund "Institutional"	415,851	4,062,862
Scudder International Fund "Institutional"	123,607	4,697,078
Scudder International Select Equity Fund "Institutional"	528,328	8,944,592
Scudder Japanese Equity Fund "S"	51,150	506,381
Scudder Large Cap Value Fund "Institutional"	144,356	3,053,121
Scudder Large Company Growth Fund "Institutional"	450,867	9,779,306
Scudder Large Company Value Fund "Institutional"	396,563	9,461,987
Scudder Micro Cap Fund "Institutional"	42,860	840,060
Scudder RREEF Real Estate Securities Fund "Institutional"	90,995	1,729,818
Scudder Small Cap Growth Fund "Investment"	35,153	715,369
Scudder Small Company Stock Fund "S"	235,844	5,617,796
Scudder Small Company Value Fund "S"	103,570	2,733,200
Scudder-Dreman High Return Equity Fund "I"	76,330	2,969,239
Scudder-Dreman Small Cap Value Fund "I"	37,567	1,101,854
Total Equity (Cost $145,238,877)		159,701,699

Fixed Income 21.3%
Scudder Emerging Markets Income Fund "S"	1,428	14,348
Scudder Fixed Income Fund "Institutional"	3,799,477	41,870,237
Scudder GNMA Fund "S"	1,918	29,070
Scudder High Income Opportunity Fund "S"	4,847	44,548
Scudder High Income Plus Fund "Institutional"	267,107	2,019,331
Scudder Income Fund "Institutional"	3,470	44,901
Total Fixed Income (Cost $43,472,247)		44,022,435

Money Market 1.4%
Scudder Cash Investment Trust "S"	2,754,042	2,754,042
Scudder Money Market Series "Institutional"	101,769	101,769
Total Money Market (Cost $2,855,811)		2,855,811
Total Investment Portfolio - 100.0% (Cost $191,566,935) (a)		206,579,945

(a) The cost for federal income tax purposes was $196,276,159. At August 31, 2004, net unrealized appreciation for all securities based on tax cost was $10,303,786. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,413,138 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,109,352.
During the year ended August 31, 2004, purchases and sales of investment securities (excluding money market investments) aggregated $84,961,427 and $84,104,785, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of August 31, 2004
Assets	Pathway Conservative Portfolio	Pathway Moderate Portfolio	Pathway Growth Portfolio
Investments in securities, at value (cost $107,673,155, $198,808,066 and $191,566,935, respectively)	$ 112,108,205	$ 208,773,145	$ 206,579,945
Interest receivable	17,901	43,475	25,579
Receivable for Portfolio shares sold	468,580	736,293	1,396,113
Total assets	112,594,686	209,552,913	208,001,637
Liabilities
Payable for Portfolio shares redeemed	222,704	253,614	165,978
Other accrued expenses and payables	114,349	196,566	198,777
Total liabilities	337,053	450,180	364,755
Net assets, at value	$ 112,257,633	$ 209,102,733	$ 207,636,882
Net Assets
Net assets consist of: Undistributed net investment income	383,832	1,438,644	2,726,472
Net unrealized appreciation (depreciation) on investments	4,435,050	9,965,079	15,013,010
Accumulated net realized gain (loss)	(17,779,936)	(59,103,629)	(63,623,226)
Paid-in capital	125,218,687	256,802,639	253,520,626
Net assets, at value	$ 112,257,633	$ 209,102,733	$ 207,636,882

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2004 (continued)
Net Asset Value	Pathway Conservative Portfolio	Pathway Moderate Portfolio	Pathway Growth Portfolio
Class A Net assets applicable to shares outstanding	$ 16,518,626	$ 55,901,682	$ 38,658,859
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,479,447	5,258,332	3,183,465
Net Asset Value and redemption price per share	$ 11.17	$ 10.63	$ 12.14
Maximum offering price per share (100 / 94.25 of net asset value)	$ 11.85	$ 11.28	$ 12.88
Class B Net assets applicable to shares outstanding	$ 5,662,364	$ 13,002,881	$ 14,124,826
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	507,021	1,222,991	1,175,115
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 11.17	$ 10.63	$ 12.02
Class C Net assets applicable to shares outstanding	$ 3,539,144	$ 8,865,263	$ 9,060,718
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	316,987	834,468	753,622
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share	$ 11.16	$ 10.62	$ 12.02
Class AARP Net assets applicable to shares outstanding	$ 43,815,611	$ 7,759,201	$ 61,833,073
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,923,520	730,680	5,081,195
Net Asset Value, offering and redemption price per share	$ 11.17	$ 10.62	$ 12.17
Class S Net assets applicable to shares outstanding	$ 42,721,888	$ 123,573,706	$ 83,959,406
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,825,500	11,633,882	6,896,995
Net Asset Value, offering and redemption price per share	$ 11.17	$ 10.62	$ 12.17

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2004
Investment Income	Pathway Conservative Portfolio	Pathway Moderate Portfolio	Pathway Growth Portfolio
Income: Income distributions from Underlying Funds	$ 3,227,153	$ 5,174,836	$ 3,558,137
Total income	3,227,153	5,174,836	3,558,137
Expenses: Distribution service fees	105,331	276,759	252,949
Services to shareholders	141,719	401,035	350,994
Custodian and accounting fees	29,835	46,253	44,370
Auditing	13,770	13,819	13,770
Legal	306	306	306
Trustees' fees and expenses	3,060	3,149	3,971
Reports to shareholders	14,229	17,814	32,037
Registration fee	23,562	24,307	23,103
Other	1,116	1,150	1,402
Total expenses, before expense reductions	332,928	784,592	722,902
Expense reductions	(85,582)	(241,476)	(213,603)
Total expenses, after expense reductions	247,346	543,116	509,299
Net investment income	2,979,807	4,631,720	3,048,838
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	2,582,553	10,036,733	12,314,317
Capital gain distributions from Underlying Funds	405,124	632,816	297,407
	2,987,677	10,669,549	12,611,724
Net unrealized appreciation (depreciation) during the period on investments	2,040,288	3,256,878	5,271,348
Net gain (loss) on investment transactions	5,027,965	13,926,427	17,883,072
Net increase (decrease) in net assets resulting from operations	$ 8,007,772	$ 18,558,147	$ 20,931,910

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Pathway Conservative Portfolio
Increase (Decrease) in Net Assets	Years Ended August 31,
	2004	2003
Operations: Net investment income	$ 2,979,807	$ 2,917,150
Net realized gain (loss) on investment transactions	2,987,677	(10,471,478)
Net unrealized appreciation (depreciation) on investment transactions during the period	2,040,288	14,310,323
Net increase (decrease) in net assets resulting from operations	8,007,772	6,755,995
Distributions to shareholders from: Net investment income: Class A	(410,367)	(314,295)
Class B	(97,243)	(59,006)
Class C	(57,486)	(34,544)
Class AARP	(1,434,638)	(1,378,996)
Class S	(1,369,600)	(1,244,361)
Portfolio share transactions: Proceeds from shares sold	34,442,801	26,288,978
Reinvestment of distributions	3,107,222	2,773,927
Cost of shares redeemed	(33,298,879)	(29,385,951)
Net increase (decrease) in net assets from Portfolio share transactions	4,251,144	(323,046)
Increase (decrease) in net assets	8,889,582	3,401,747
Net assets at beginning of period	103,368,051	99,966,304
Net assets at end of period (including undistributed net investment income of $383,832 and $368,235, respectively)	$ 112,257,633	$ 103,368,051

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Pathway Moderate Portfolio
Increase (Decrease) in Net Assets	Years Ended August 31,
	2004	2003
Operations: Net investment income	$ 4,631,720	$ 4,766,039
Net realized gain (loss) on investment transactions	10,669,549	(29,472,751)
Net unrealized appreciation (depreciation) on investment transactions during the period	3,256,878	39,663,758
Net increase (decrease) in net assets resulting from operations	18,558,147	14,957,046
Distributions to shareholders from: Net investment income: Class A	(867,682)	(645,688)
Class B	(120,263)	(134,629)
Class C	(75,716)	(52,160)
Class AARP	(119,011)	(85,176)
Class S	(3,018,025)	(4,139,132)
Portfolio share transactions: Proceeds from shares sold	91,295,199	51,684,760
Reinvestment of distributions	4,168,102	5,030,296
Cost of shares redeemed	(98,017,953)	(81,019,686)
Net increase (decrease) in net assets from Portfolio share transactions	(2,554,652)	(24,304,630)
Increase (decrease) in net assets	11,802,798	(14,404,369)
Net assets at beginning of period	197,299,935	211,704,304
Net assets at end of period (including undistributed net investment income of $1,438,644 and $409,263, respectively)	$ 209,102,733	$ 197,299,935

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Pathway Growth Portfolio
Increase (Decrease) in Net Assets	Years Ended August 31,
	2004	2003
Operations: Net investment income	$ 3,048,838	$ 2,856,927
Net realized gain (loss) on investment transactions	12,611,724	(49,081,998)
Net unrealized appreciation (depreciation) on investment transactions during the period	5,271,348	62,671,718
Net increase (decrease) in net assets resulting from operations	20,931,910	16,446,647
Distributions to shareholders from: Net investment income: Class A	(430,523)	(250,135)
Class B	(87,041)	(50,152)
Class C	(34,525)	(18,148)
Class AARP	(1,067,776)	(914,847)
Class S	(1,534,528)	(1,377,450)
Portfolio share transactions: Proceeds from shares sold	60,835,637	37,275,279
Reinvestment of distributions	3,102,359	2,570,909
Cost of shares redeemed	(60,823,541)	(51,166,843)
Net increase (decrease) in net assets from Portfolio share transactions	3,114,455	(11,320,655)
Increase (decrease) in net assets	20,891,972	2,515,260
Net assets at beginning of period	186,744,910	184,229,650
Net assets at end of period (including undistributed net investment income of $2,726,472 and $2,591,882, respectively)	$ 207,636,882	$ 186,744,910

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Pathway Conservative Portfolio - Class A
Years Ended August 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.69	$ 10.30	$ 11.31	$ 11.93
Income (loss) from investment operations: Net investment income[b]	.29	.29	.36	.27
Net realized and unrealized gain (loss) on investment transactions	.52	.40	(.99)	(.69)
Total from investment operations	.81	.69	(.63)	(.42)
Less distributions from: Net investment income	(.33)	(.30)	(.38)	(.20)
Net asset value, end of period	$ 11.17	$ 10.69	$ 10.30	$ 11.31
Total Return (%)[c]	7.61[d,e]	6.85[e]	(5.73)	(3.51)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	11	10	8
Ratio of expenses before expense reductions (%)	.57[g]	.23[f]	.23[f]	.25f*
Ratio of expenses after expense reductions (%)	.39[g]	.23[f]	.23[f]	.25f*
Ratio of net investment income (%)	2.58	2.77	3.32	3.43*
Portfolio turnover rate (%)	56	104	36	40
[a] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Conservative Portfolio - Class B
Years Ended August 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.70	$ 10.31	$ 11.31	$ 11.93
Income (loss) from investment operations: Net investment income[b]	.20	.21	.28	.23
Net realized and unrealized gain (loss) on investment transactions	.51	.40	(.99)	(.69)
Total from investment operations	.71	.61	(.71)	(.46)
Less distributions from: Net investment income	(.24)	(.22)	(.29)	(.16)
Net asset value, end of period	$ 11.17	$ 10.70	$ 10.31	$ 11.31
Total Return (%)[c]	6.69[d,e]	6.04[e]	(6.36)	(3.87)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	4	2	2
Ratio of expenses before expense reductions (%)	1.26[g]	.99[f]	.95[f]	1.00f*
Ratio of expenses after expense reductions (%)	1.14[g]	.99[f]	.95[f]	1.00f*
Ratio of net investment income (%)	1.83	2.01	2.60	2.68*
Portfolio turnover rate (%)	56	104	36	40
[a] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Conservative Portfolio - Class C
Years Ended August 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.69	$ 10.30	$ 11.31	$ 11.93
Income (loss) from investment operations: Net investment income[b]	.20	.21	.27	.23
Net realized and unrealized gain (loss) on investment transactions	.51	.40	(.99)	(.69)
Total from investment operations	.71	.61	(.72)	(.46)
Less distributions from: Net investment income	(.24)	(.22)	(.29)	(.16)
Net asset value, end of period	$ 11.16	$ 10.69	$ 10.30	$ 11.31
Total Return (%)[c]	6.69[d,e]	6.04[e]	(6.45)	(3.87)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	2	1	1
Ratio of expenses before expense reductions(%)	1.21[g]	.99[f]	.97[f]	1.00f*
Ratio of expenses after expense reductions(%)	1.14[g]	.99[f]	.97[f]	1.00f*
Ratio of net investment income (%)	1.82	2.01	2.58	2.68*
Portfolio turnover rate (%)	56	104	36	40
[a] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Conservative Portfolio - Class AARP
Years Ended August 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.69	$ 10.30	$ 11.32	$ 12.16
Income (loss) from investment operations: Net investment income[b]	.32	.31	.39	.44
Net realized and unrealized gain (loss) on investment transactions	.51	.40	(1.01)	(.88)
Total from investment operations	.83	.71	(.62)	(.44)
Less distributions from: Net investment income	(.35)	(.32)	(.40)	(.39)
Net realized gains on investment transactions	-	-	-	(.01)
Total distributions	(.35)	(.32)	(.40)	(.40)
Net asset value, end of period	$ 11.17	$10.69	$ 10.30	$ 11.32
Total Return (%)	7.86[c,d]	7.10[d]	(5.57)	(3.68)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44	44	47	60
Ratio of expenses before expense reductions (%)	.15[f]	-[e]	-[e]	-[e]
Ratio of expenses after expense reductions (%)	.13[f]	-[e]	-[e]	-[e]
Ratio of net investment income (%)	2.83	3.00	3.55	3.95*
Portfolio turnover rate (%)	56	104	36	40
[a] For the period from September 25, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
f Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Conservative Portfolio - Class S
Years Ended August 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 10.69	$ 10.30	$ 11.32	$ 12.47	$ 12.45
Income (loss) from investment operations:
Net investment income[a]	.32	.31	.39	.47	.65
Net realized and unrealized gain (loss) on investment transactions	.51	.40	(1.01)	(1.03)	.23
Total from investment operations	.83	.71	(.62)	(.56)	.88
Less distributions from:
Net investment income	(.35)	(.32)	(.40)	(.58)	(.65)
Net realized gains on investment transactions	-	-	-	(.01)	(.21)
Total distributions	(.35)	(.32)	(.40)	(.59)	(.86)
Net asset value, end of period	$ 11.17	$ 10.69	$ 10.30	$ 11.32	$ 12.47
Total Return (%)	7.86[b,c]	7.10[c]	(5.57)	(4.60)[c]	7.39[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	42	40	42	29
Ratio of expenses before expense reductions (%)	.23[e]	-[d]	-[d]	-[d]	-[d]
Ratio of expenses after expense reductions (%)	.13[e]	-[d]	-[d]	-[d]	-[d]
Ratio of net investment income (%)	2.84	3.00	3.55	3.98	5.30
Portfolio turnover rate (%)	56	104	36	40	26
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[d] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[e] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Pathway Moderate Portfolio - Class A
Years Ended August 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.91	$ 9.38	$ 10.77	$ 12.04
Income (loss) from investment operations: Net investment income[b]	.22	.21	.24	.17
Net realized and unrealized gain (loss) on investment transactions	.70	.55	(1.39)	(1.31)
Total from investment operations	.92	.76	(1.15)	(1.14)
Less distributions from: Net investment income	(.20)	(.23)	(.24)	(.13)
Net asset value, end of period	$ 10.63	$ 9.91	$ 9.38	$ 10.77
Total Return (%)[c]	9.34[d,e]	8.28[e]	(10.83)	(9.47)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56	35	23	15
Ratio of expenses before expense reductions (%)	.54[g]	.23[f]	.22[f]	.25f*
Ratio of expenses after expense reductions (%)	.38[g]	.23[f]	.22[f]	.25f*
Ratio of net investment income (%)	2.12	2.30	2.31	2.26*
Portfolio turnover rate (%)	37	101	57	58
[a] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
g Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Moderate Portfolio - Class B
Years Ended August 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.91	$ 9.38	$ 10.76	$ 12.04
Income (loss) from investment operations: Net investment income[b]	.14	.14	.17	.13
Net realized and unrealized gain (loss) on investment transactions	.70	.55	(1.38)	(1.32)
Total from investment operations	.84	.69	(1.21)	(1.19)
Less distributions from: Net investment income	(.12)	(.16)	(.17)	(.09)
Net asset value, end of period	$ 10.63	$ 9.91	$ 9.38	$ 10.76
Total Return (%)[c]	8.49[d,e]	7.46[e]	(11.42)	(9.89)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	9	8	8
Ratio of expenses before expense reductions (%)	1.21[g]	1.00[f]	.90[f,h]	1.00f*
Ratio of expenses after expense reductions (%)	1.12[g]	1.00[f]	.90[f,h]	1.00f*
Ratio of net investment income (%)	1.37	1.53	1.63	1.51*
Portfolio turnover rate (%)	37	101	57	58
[a] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[h] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Income with Growth Portfolio, the Farmers Balanced Portfolio and the Farmers Growth with Income Portfolio. The ratio without this reduction was .93%.
* Annualized
** Not annualized

Pathway Moderate Portfolio - Class C
Years Ended August 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.90	$ 9.37	$ 10.76	$ 12.04
Income (loss) from investment operations: Net investment income[b]	.14	.14	.16	.13
Net realized and unrealized gain (loss) on investment transactions	.70	.54	(1.38)	(1.32)
Total from investment operations	.84	.68	(1.22)	(1.19)
Less distributions from: Net investment income	(.12)	(.15)	(.17)	(.09)
Net asset value, end of period	$ 10.62	$ 9.90	$ 9.37	$ 10.76
Total Return (%)[c]	8.50[d,e]	7.44[e]	(11.51)	(9.89)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	4	3	3
Ratio of expenses before expense reductions (%)	1.18[g]	.99[f]	1.00[f]	1.00f*
Ratio of expenses after expense reductions (%)	1.13[g]	.99[f]	1.00[f]	1.00f*
Ratio of net investment income (%)	1.36	1.54	1.53	1.51*
Portfolio turnover rate (%)	37	101	57	58
[a] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Moderate Portfolio - Class AARP
Years Ended August 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.90	$ 9.37	$ 10.76	$ 13.80
Income (loss) from investment operations: Net investment income[b]	.25	.24	.26	.29
Net realized and unrealized gain (loss) on investment transactions	.70	.54	(1.38)	(1.84)
Total from investment operations	.95	.78	(1.12)	(1.55)
Less distributions from: Net investment income	(.23)	(.25)	(.27)	(.31)
Net realized gains on investment transactions	-	-	-	(1.18)
Total distributions	(.23)	(.25)	(.27)	(1.49)
Net asset value, end of period	$ 10.62	$ 9.90	$ 9.37	$ 10.76
Total Return (%)	9.60[c]	8.54[c]	(10.62)	(12.19)c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	4	3	4
Ratio of expenses (%)	.14[e]	-[d]	-[d]	-[d]
Ratio of net investment income (%)	2.36	2.53	2.53	2.68*
Portfolio turnover rate (%)	37	101	57	58
[a] For the period from October 2, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[d] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[e] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Moderate Portfolio - Class S
Years Ended August 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 9.90	$ 9.38	$ 10.76	$ 14.30	$ 13.42
Income (loss) from investment operations:
Net investment income[a]	.25	.24	.26	.33	.45
Net realized and unrealized gain (loss) on investment transactions	.70	.53	(1.37)	(2.27)	1.60
Total from investment operations	.95	.77	(1.11)	(1.94)	2.05
Less distributions from:
Net investment income	(.23)	(.25)	(.27)	(.42)	(.48)
Net realized gains on investment transactions	-	-	-	(1.18)	(.69)
Total distributions	(.23)	(.25)	(.27)	(1.60)	(1.17)
Net asset value, end of period	$ 10.62	$ 9.90	$ 9.38	$ 10.76	$ 14.30
Total Return (%)	9.70[b,c]	8.43[c]	(10.52)	(14.60)[c]	15.65[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	124	145	175	238	258
Ratio of expenses before expense reductions (%)	.23[e]	-[d]	-[d]	-[d]	-[d]
Ratio of expenses after expense reductions (%)	.12[e]	-[d]	-[d]	-[d]	-[d]
Ratio of net investment income (%)	2.37	2.53	2.53	2.75	3.23
Portfolio turnover rate (%)	37	101	57	58	28
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[d] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[e] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Pathway Growth Portfolio - Class A
Years Ended August 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.08	$ 10.21	$ 12.61	$ 14.55
Income (loss) from investment operations: Net investment income[b]	.17	.15	.12	.08
Net realized and unrealized gain (loss) on investment transactions	1.07	.85	(2.15)	(2.02)
Total from investment operations	1.24	1.00	(2.03)	(1.94)
Less distributions from: Net investment income	(.18)	(.13)	(.10)	-
Net realized gains on investment transactions	-	-	(.27)	-
Total distributions	(.18)	(.13)	(.37)	-
Net asset value, end of period	$ 12.14	$ 11.08	$ 10.21	$ 12.61
Total Return (%)[c]	11.19[d,e]	10.00[e]	(16.61)	(13.33)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	24	18	18
Ratio of expenses before expense reductions (%)	.46[g]	.22[f]	.21[f]	.25f*
Ratio of expenses after expense reductions (%)	.39[g]	.22[f]	.21[f]	.25f*
Ratio of net investment income (%)	1.40	1.52	1.00	.81*
Portfolio turnover rate (%)	43	93	44	29
[a] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Growth Portfolio - Class B
Years Ended August 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.97	$ 10.11	$ 12.55	$ 14.55
Income (loss) from investment operations: Net investment income[b]	.08	.08	.03	.03
Net realized and unrealized gain (loss) on investment transactions	1.06	.84	(2.12)	(2.03)
Total from investment operations	1.14	.92	(2.09)	(2.00)
Less distributions from: Net investment income	(.09)	(.06)	(.08)	-
Net realized gains on investment transactions	-	-	(.27)	-
Total distributions	(.09)	(.06)	(.35)	-
Net asset value, end of period	$ 12.02	$ 10.97	$ 10.11	$ 12.55
Total Return (%)[c]	10.36[d,e]	9.17[e]	(17.19)	(13.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	11	8	9
Ratio of expenses before expense reductions (%)	1.23[g]	.97[f]	.93[f,h]	1.00f*
Ratio of expenses after expense reductions (%)	1.13[g]	.97[f]	.93[f,h]	1.00f*
Ratio of net investment income (%)	.66	.77	.28	.06*
Portfolio turnover rate (%)	43	93	44	29
[a] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[h] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Growth Portfolio. The ratio without this reduction was .95%.
* Annualized ** Not annualized

Pathway Growth Portfolio - Class C
Years Ended August 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.97	$ 10.11	$ 12.55	$ 14.55
Income (loss) from investment operations: Net investment income[b]	.08	.08	.03	.03
Net realized and unrealized gain (loss) on investment transactions	1.05	.84	(2.12)	(2.03)
Total from investment operations	1.13	.92	(2.09)	(2.00)
Less distributions from: Net investment income	(.08)	(.06)	(.08)	-
Net realized gains on investment transactions	-	-	(.27)	-
Total distributions	(.08)	(.06)	(.35)	-
Net asset value, end of period	$ 12.02	$ 10.97	$ 10.11	$ 12.55
Total Return (%)[c]	10.34[d,e]	9.17[e]	(17.19)	(13.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	4	3	3
Ratio of expenses before expense reductions (%)	1.21[g]	.99[f]	.95[f]	1.00f*
Ratio of expenses after expense reductions (%)	1.15[g]	.99[f]	.95[f]	1.00f*
Ratio of net investment income (%)	.65	.75	.26	.06*
Portfolio turnover rate (%)	43	93	44	29
[a] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[g] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Growth Portfolio - Class AARP
Years Ended August 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.10	$ 10.24	$ 12.62	$ 15.32
Income (loss) from investment operations: Net investment income[b]	.20	.18	.14	.19
Net realized and unrealized gain (loss) on investment transactions	1.08	.84	(2.14)	(2.77)
Total from investment operations	1.28	1.02	(2.00)	(2.58)
Less distributions from: Net investment income	(.21)	(.16)	(.11)	(.12)
Net realized gains on investment transactions	-	-	(.27)	-
Total distributions	(.21)	(.16)	(.38)	(.12)
Net asset value, end of period	$ 12.17	$ 11.10	$ 10.24	$ 12.62
Total Return (%)	11.50[c,d]	10.18[d]	(16.39)	(16.94)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62	60	62	92
Ratio of expenses before expense reductions (%)	.22[f]	-[e]	-[e]	-[e]
Ratio of expenses after expense reductions (%)	.13[f]	-[e]	-[e]	-[e]
Ratio of net investment income (%)	1.67	1.74	1.21	1.44*
Portfolio turnover rate (%)	43	93	44	29
[a] For the period from September 25, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[f] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Growth Portfolio - Class S
Years Ended August 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 11.10	$ 10.24	$ 12.62	$ 17.85	$ 15.33
Income (loss) from investment operations:
Net investment income[a]	.20	.18	.14	.20	.29
Net realized and unrealized gain (loss) on investment transactions	1.08	.84	(2.14)	(3.43)	3.41
Total from investment operations	1.28	1.02	(2.00)	(3.23)	3.70
Less distributions from:
Net investment income	(.21)	(.16)	(.11)	(.36)	(.29)
Net realized gains on investment transactions	-	-	(.27)	(1.64)	(.89)
Total distributions	(.21)	(.16)	(.38)	(2.00)	(1.18)
Net asset value, end of period	$ 12.17	$ 11.10	$ 10.24	$ 12.62	$ 17.85
Total Return (%)	11.50[b,c]	10.18[c]	(16.39)	(19.95)[c]	24.24[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	84	87	92	115	128
Ratio of expenses before expense reductions (%)	.25[e]	-[d]	-[d]	-[d]	-[d]
Ratio of expenses after expense reductions (%)	.12[e]	-[d]	-[d]	-[d]	-[d]
Ratio of net investment income (%)	1.67	1.74	1.21	1.41	1.67
Portfolio turnover rate (%)	43	93	44	29	27
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[d] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[e] Effective April 1, 2004, the Portfolio implemented a new expense structure in which the Portfolio directly bears the fees and expenses of the Portfolio in addition to its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Notes to Financial Statements

A. Significant Accounting Policies

The Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios (the "Portfolios") are each a diversified series of Scudder Pathway Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Portfolios invest primarily in existing Scudder Funds (the "Underlying Scudder Funds"). Each Underlying Scudder Fund's accounting policies and investment holdings are outlined in the Underlying Scudder Fund's financial statements and are available upon request.

Each Portfolio offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to March 1, 2004, Class C shares were offered with an initial sales charge. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class S shares of each Portfolio are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Portfolio have equal rights with respect to voting subject to class-specific arrangements.

The Portfolios' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Portfolio in the preparation of its financial statements.

Security Valuation. Investments in the Underlying Scudder Funds are valued at the net asset value per share of each class of the Underlying Scudder Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Portfolio is treated as a single corporate taxpayer. Accordingly, the Portfolios paid no federal income taxes and no federal income tax provisions were required.

At August 31, 2004, the Pathway Conservative Portfolio had a net tax basis capital loss carryforward of approximately $15,909,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2008 ($3,000), August 31, 2009 ($886,000), August 31, 2010 ($2,882,000), August 31, 2011 ($2,914,000) and August 31, 2012 ($9,224,000), the respective expiration dates, whichever occurs first.

At August 31, 2004, the Pathway Moderate Portfolio had a net tax basis capital loss carryforward of approximately $55,774,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2008 ($7,000), August 31, 2009 ($946,000), August 31, 2010 ($18,170,000), August 31, 2011 ($14,881,000) and August 31, 2012 ($21,770,000), the respective expiration dates, whichever occurs first.

At August 31, 2004, the Pathway Growth Portfolio had a net tax basis capital loss carryforward of approximately $58,914,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2010 ($1,376,000), August 31, 2011 ($20,636,000) and August 31, 2012 ($36,902,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Distributions of net investment income from Pathway Conservative and Pathway Moderate Portfolios, if any, are made quarterly. Distributions of net investment income from Pathway Growth Portfolio, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

At August 31, 2004, the Pathway Conservative Portfolio's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 383,832
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (15,909,000)
Net unrealized appreciation (depreciation) on investments	$ 2,563,745

In addition, during the years ended August 31, 2004 and August 31, 2003, the tax character of distributions paid to shareholders by the Pathway Conservative Portfolio is summarized as follows:

	Years Ended August 31,
	2004	2003
Distributions from ordinary income*	$ 3,369,334	$ 3,031,202

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2004, the Pathway Moderate Portfolio's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 1,438,644
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (55,774,000)
Net unrealized appreciation (depreciation) on investments	$ 6,635,746

In addition, during the years ended August 31, 2004 and August 31, 2003, the tax character of distributions paid to shareholders by the Pathway Moderate Portfolio is summarized as follows:

	Years Ended August 31,
	2004	2003
Distributions from ordinary income*	$ 4,200,697	$ 5,056,785

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2004, the Pathway Growth Portfolio's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 2,726,472
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (58,914,000)
Net unrealized appreciation (depreciation) on investments	$ 10,303,786

In addition, during the years ended August 31, 2004 and August 31, 2003, the tax character of distributions paid to shareholders by the Pathway Growth Portfolio is summarized as follows:

	Years Ended August 31,
	2004	2003
Distributions from ordinary income*	$ 3,154,393	$ 2,610,732

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Scudder Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of each Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Advisor has agreed not to be paid a management fee for performing its services for the Portfolios. However, the Advisor will receive management fees from managing the Underlying Scudder Funds in which each Portfolio invests.

The Portfolios do not invest in the Underlying Scudder Funds for the purpose of exercising management or control; however, investments within the set limits may represent a significant portion of an Underlying Scudder Fund's net assets. At August 31, 2004, the Pathway Moderate Portfolio held the following Underlying Scudder Funds' outstanding shares: approximately 7% of the Scudder Fixed Income Fund. At August 31, 2004, the Pathway Conservative Portfolio and the Pathway Growth Portfolio did not hold more than 5% of the Underlying Scudder Funds' outstanding shares.

For the year ended August 31, 2004, the Advisor has agreed to reimburse expenses of $1,234, $1,700 and $1,666, respectively, for the Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provided or paid others to provide substantially all of the administrative services required by each Portfolio.

For the period from September 1, 2003 through March 31, 2004, each Portfolio did not directly bear any fees or expenses other than distribution service fees on Class A, B and C shares. Shareholders of each Portfolio did directly bear their fair and proportionate share of the cost of operating the underlying Scudder Funds in which each Portfolio invests because each Portfolio, as a shareholder of the Underlying Scudder Funds, will bear its proportionate share of any fees and expenses paid by the Underlying Scudder Funds.

The Administrative Agreement between the Advisor and the Portfolios terminated March 31, 2004. Effective April 1, 2004, each Portfolio implemented a new expense structure. Under the new expense structure, each Portfolio directly bears the fees and expenses of the Portfolio, subject to the Advisor's contractual obligation to waive fees and reimburse expenses to maintain each Portfolio's operating expenses at 0.55%, 1.30%, 1.30%, 0.30% and 0.30% of the average daily net assets for Class A, B, C, AARP and S, respectively, through December 31, 2005. Each Portfolio will continue to indirectly bear the Portfolio's proportionate share of fees and expenses incurred by the Underlying Scudder Funds in which each Portfolio is invested.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC, SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend-paying agent functions to DST. The costs and expenses of such delegation are borne by SISC and SSC, not by the Fund. For the period April 1, 2004 through August 31, 2004, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Not Imposed	Unpaid at August 31, 2004
Pathway Conservative Portfolio
Class A	$ 34,024	$ 25,564	$ 1,609
Class B	7,803	5,392	2,411
Class C	3,366	1,905	676
Class AARP	32,103	9,241	16,494
Class S	63,658	42,246	8,774
	$ 140,954	$ 84,348	$ 29,964
Pathway Moderate Portfolio
Class A	$ 134,632	$ 72,372	$ 40,026
Class B	19,726	8,783	7,683
Class C	10,184	2,992	5,554
Class AARP	4,826	-	4,041
Class S	311,297	155,629	103,576
	$ 480,665	$ 239,776	$ 160,880
Pathway Growth Portfolio
Class A	$ 46,359	$ 23,411	$ 10,905
Class B	21,573	12,686	4,422
Class C	7,956	3,517	2,635
Class AARP	98,379	59,110	24,168
Class S	167,516	113,213	24,898
	$ 341,783	$ 211,937	$ 67,028

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Portfolios. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Portfolios. For the period April 1, 2004 through August 31, 2004, the amount charged to the Fund by SFAC for accounting services aggregated $26,928, $42,075 and $41,310, respectively, for the Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios of which all are unpaid at August 31, 2004.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2004, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at August 31, 2004
Pathway Conservative Portfolio
Class B	$ 33,674	$ 3,423
Class C	20,005	2,112
	$ 53,679	$ 5,535
Pathway Moderate Portfolio
Class B	$ 79,731	$ 7,524
Class C	50,088	5,412
	$ 129,819	$ 12,936
Pathway Growth Portfolio
Class B	$ 93,027	$ 8,843
Class C	41,710	5,249
	$ 134,737	$ 14,092

In addition, SDI provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2004, the Service Fees were as follows:

Service Fees	Total Aggregated	Unpaid at August 31, 2004	Effective Rate
Pathway Conservative Portfolio
Class A	$ 33,759	$ 3,696.24%
Class B	11,225	1,327.25%
Class C	6,668	807.25%
	$ 51,652	$ 5,830
Pathway Moderate Portfolio
Class A	$ 104,320	$ 13,288.23%
Class B	26,258	2,875.25%
Class C	16,362	1,704.25%
	$ 146,940	$ 17,867
Pathway Growth Portfolio
Class A	$ 74,973	$ 7,136.24%
Class B	29,802	2,511.24%
Class C	13,437	1,359.24%
	$ 118,212	$ 11,006

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Portfolios. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2004 for the Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios aggregated $8,149, $25,217 and $22,226, respectively. Underwriting commissions paid in connection with the distribution of Class C shares for the year ended August 31, 2004 for the Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios aggregated $13, $0 and $0, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2004, the CDSC for Class B and Class C shares aggregated $32,264, $19,851 and $52,113, respectively, for the Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Ownership of the Fund

At August 31, 2004, two shareholders held 17% and 11% of the outstanding shares of the Pathway Conservative Portfolio, two shareholders held 42% and 17% of the Pathway Moderate Portfolio and one shareholder held 17% of the Pathway Growth Portfolio.

D. Line of Credit

The Portfolios and several other affiliated Funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 20 percent of its net assets under the agreement.

E. Share Transactions

Pathway Conservative Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,114,866	$ 12,404,337	580,843	$ 5,997,022
Class B	281,197	3,120,479	245,457	2,541,290
Class C	212,669	2,368,091	156,899	1,624,766
Class AARP	357,414	3,983,288	260,673	2,706,079
Class S	1,129,526	12,566,606	1,301,062	13,419,821
		$ 34,442,801		$ 26,288,978
Shares issued to shareholders in reinvestment of distributions
Class A	36,212	$ 403,607	30,650	$ 312,056
Class B	8,345	93,111	5,696	58,130
Class C	4,918	54,860	3,383	34,544
Class AARP	107,178	1,191,974	111,245	1,130,268
Class S	122,619	1,363,670	121,922	1,238,929
		$ 3,107,222		$ 2,773,927
Shares redeemed
Class A	(656,731)	$ (7,319,826)	(561,032)	$ (5,859,349)
Class B	(157,971)	(1,759,480)	(107,049)	(1,101,186)
Class C	(125,409)	(1,399,218)	(59,866)	(622,044)
Class AARP	(697,676)	(7,785,174)	(784,072)	(8,039,964)
Class S	(1,351,805)	(15,035,181)	(1,340,617)	(13,763,408)
		$ (33,298,879)		$ (29,385,951)
Net increase (decrease)
Class A	494,347	$ 5,488,118	50,461	$ 449,729
Class B	131,571	1,454,110	144,104	1,498,234
Class C	92,178	1,023,733	100,416	1,037,266
Class AARP	(233,084)	(2,609,912)	(412,154)	(4,203,617)
Class S	(99,660)	(1,104,905)	82,367	895,342
		$ 4,251,144		$ (323,046)

Pathway Moderate Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,099,238	$ 32,792,083	1,826,807	$ 17,027,198
Class B	590,482	6,217,300	366,578	3,421,285
Class C	575,515	6,070,188	217,681	2,041,616
Class AARP	408,481	4,326,919	165,482	1,539,780
Class S	3,933,298	41,888,709	2,990,890	27,654,881
		$ 91,295,199		$ 51,684,760
Shares issued to shareholders in reinvestment of distributions
Class A	81,669	$ 863,767	70,165	$ 642,730
Class B	10,875	115,278	14,384	131,515
Class C	6,545	69,431	5,695	52,082
Class AARP	10,572	111,857	8,321	76,057
Class S	286,027	3,007,769	453,025	4,127,912
		$ 4,168,102		$ 5,030,296
Shares redeemed
Class A	(1,408,732)	$ (14,973,977)	(872,808)	$ (8,130,784)
Class B	(303,227)	(3,189,309)	(276,738)	(2,594,804)
Class C	(189,616)	(2,019,539)	(99,165)	(915,385)
Class AARP	(72,340)	(766,552)	(144,992)	(1,342,023)
Class S	(7,267,448)	(77,068,576)	(7,384,863)	(68,036,690)
		$ (98,017,953)		$ (81,019,686)
Net increase (decrease)
Class A	1,772,175	$ 18,681,873	1,024,164	$ 9,539,144
Class B	298,130	3,143,269	104,224	957,996
Class C	392,444	4,120,080	124,211	1,178,313
Class AARP	346,713	3,672,224	28,811	273,814
Class S	(3,048,123)	(32,172,098)	(3,940,948)	(36,253,897)
		$ (2,554,652)		$ (24,304,630)

Pathway Growth Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,910,196	$ 23,085,686	937,164	$ 9,337,305
Class B	510,421	6,079,131	428,538	4,272,539
Class C	526,784	6,309,526	179,182	1,804,853
Class AARP	278,443	3,378,261	272,002	2,816,473
Class S	1,821,880	21,983,033	1,893,245	19,044,109
		$ 60,835,637		$ 37,275,279
Shares issued to shareholders in reinvestment of distributions
Class A	35,623	$ 428,911	25,317	$ 249,863
Class B	7,107	85,202	5,148	49,935
Class C	2,856	34,238	1,871	18,148
Class AARP	85,031	1,024,621	90,251	879,949
Class S	126,920	1,529,387	140,822	1,373,014
		$ 3,102,359		$ 2,570,909
Shares redeemed
Class A	(955,248)	$ (11,614,174)	(555,849)	$ (5,563,531)
Class B	(376,838)	(4,429,360)	(231,296)	(2,306,394)
Class C	(147,397)	(1,777,682)	(98,014)	(965,986)
Class AARP	(647,899)	(7,806,738)	(1,074,324)	(10,687,707)
Class S	(2,930,852)	(35,195,587)	(3,183,499)	(31,643,225)
		$ (60,823,541)		$ (51,166,843)
Net increase (decrease)
Class A	990,571	$ 11,900,423	406,632	$ 4,023,637
Class B	140,690	1,734,973	202,390	2,016,080
Class C	382,243	4,566,082	83,039	857,015
Class AARP	(284,425)	(3,403,856)	(712,071)	(6,991,285)
Class S	(982,052)	(11,683,167)	(1,149,432)	(11,226,102)
		$ 3,114,455		$ (11,320,655)

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder Pathway Series and the Shareholders of Scudder Pathway Series: Conservative, Moderate, and Growth Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Pathway Series: Conservative, Moderate, and Growth Portfolios (the three portfolios constituting the Scudder Pathway Series) (the "Funds") at August 31, 2004 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

Boston, Massachusetts October 26, 2004	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

For federal income tax purposes, the Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios designate $600,000, $1,925,000 and $2,400,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of August 31, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910. Unless otherwise indicated, the address of each Officer is Two International Place, Boston, Massachusetts 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns, retires or is removed as provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period. The Trustees of the Trust may also serve in similar capacities with other funds in the fund complex.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairman, 2004-present Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: CRS Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; former Chairman, ICI Directors Services Committee	48
Henry P. Becton, Jr. (1943) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: Becton Dickinson and Company (medical technology company); The A.H. Belo Company (media company); Concord Academy; Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; New England Aquarium; Mass Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	48
Keith R. Fox (1954) Trustee, 1996-present	Managing Partner, Exeter Capital Partners (private equity funds). Directorships: Facts on File (school and library publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking); K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment Companies (trade association)	48
Louis E. Levy (1932) Trustee, 2002-present	Retired. Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants (1992-1998); Partner, KPMG LLP (1958-1990). Directorships: Household International (banking and finance); ISI Family of Funds (registered investment companies; 4 funds overseen)	48
Jean Gleason Stromberg (1943) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, US General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	48
Jean C. Tempel (1943) Trustee, 1994-present	Managing Partner, First Light Capital (venture capital group) (2000-present); formerly, Special Limited Partner, TL Ventures (venture capital fund) (1996-1998); General Partner, TL Ventures (1994-1996); President and Chief Operating Officer, Safeguard Scientifics, Inc. (public technology business incubator company) (1991-1993). Directorships: Sonesta International Hotels, Inc.; Aberdeen Group (technology research); United Way of Mass Bay; The Commonwealth Institute (supports women entrepreneurs). Trusteeships: Connecticut College, Vice Chair of Board, Chair, Finance Committee; Northeastern University, Vice Chair of Finance Committee, Chair, Funds and Endowment Committee
		48
Carl W. Vogt (1936) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	48

Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Julian F. Sluyters[3,5] (1960) President and Chief Executive Officer, 2004-present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management

John Millette (1962) Vice President and Secretary, 1999-present	Director, Deutsche Asset Management
Kenneth Murphy (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)
Paul H. Schubert[3,5] (1963) Chief Financial Officer, 2004-present	Managing Director, Deutsche Asset Management (2004-present); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004)
Charles A. Rizzo (1957) Treasurer, 2002-present	Managing Director, Deutsche Asset Management (April 2004-present); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)

Lisa Hertz[3] (1970) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management
Daniel O. Hirsch[4] (1954) Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)

Caroline Pearson (1962) Assistant Secretary, 1997-present	Managing Director, Deutsche Asset Management
Kevin M. Gay (1959) Assistant Treasurer, 2004-present	Vice President, Deutsche Asset Management
Salvatore Schiavone (1965) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management
Kathleen Sullivan D'Eramo (1957) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.
3 Address: 345 Park Avenue, New York, New York
4 Address: One South Street, Baltimore, Maryland
5 Effective September 30, 2004, Mr. Sluyters and Mr. Schubert were elected as President of the fund and Chief Financial Officer of the fund, respectively.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-SCUDDER.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Nasdaq Symbol	CUSIP Number	Fund Number
Conservative Portfolio - Class A	SUCAX	811189-877	480
Conservative Portfolio - Class B	SUCBX	811189-869	680
Conservative Portfolio - Class C	SUCCX	811189-851	780
Moderate Portfolio - Class A	SPDAX	811189-844	481
Moderate Portfolio - Class B	SPDBX	811189-836	681
Moderate Portfolio - Class C	SPDCX	811189-828	781
Growth Portfolio - Class A	SUPAX	811189-810	482
Growth Portfolio - Class B	SUPBX	811189-794	682
Growth Portfolio - Class C	SUPCX	811189-786	782

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Ticker Symbol	Fund Number
Pathway Conservative Portfolio - Class AARP	APWCX	180
Pathway Conservative Portfolio - Class S	SCPCX	080
Pathway Moderate Portfolio - Class AARP	SPWBX	181
Pathway Moderate Portfolio - Class S	SPBAX	081
Pathway Growth Portfolio - Class AARP	APWGX	182
Pathway Growth Portfolio - Class S	SPGRX	082

ITEM 2.         CODE OF ETHICS.

As of the end of the  period,  August  31,  2004,  Scudder Pathway Series has adopted a code of ethics,  as defined in Item 2 of Form N-CSR,  that  applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Funds' audit committee is comprised solely of trustees who are "independent"
(as such term has been defined by the Securities and Exchange Commission ("SEC")
in regulations implementing Section 407 of the Sarbanes-Oxley Act (the
"Regulations")). The Funds' Board of Trustees has determined that there are several "audit committee financial experts" serving on the Funds' audit committee. The Board has determined that Louis E. Levy, the chair of the Funds'
audit committee, qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on its review of Mr. Levy's pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. In accordance with New York Stock
Exchange requirements, the Board believes that all members of the Funds' audit committee are financially literate, as such qualification is interpreted by the
Board in its business judgment, and that at least one member of the audit committee has accounting or related financial management expertise.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                         PATHWAY CONSERVATIVE PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
                                   Audit-                           All
       Fiscal        Audit        Related           Tax            Other
        Year         Fees          Fees             Fees            Fees
       Ended        Billed        Billed           Billed          Billed
     August 31,     to Fund       to Fund          to Fund         to Fund
--------------------------------------------------------------------------------
2004               $33,167         $185             $6,800          $0
--------------------------------------------------------------------------------
2003               $28,733        $1,205            $6,567          $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                                                                     All
                       Audit-Related         Tax Fees               Other
         Fiscal        Fees Billed to        Billed to           Fees Billed
          Year          Adviser and        Adviser and          to Adviser and
          Ended       Affiliated Fund    Affiliated Fund       Affiliated Fund
        August 31,   Service Providers  Service Providers     Service Providers
--------------------------------------------------------------------------------
2004                    $767,051             $0                    $0
--------------------------------------------------------------------------------
2003                    $517,013           $55,500                 $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                       Total
                                      Non-Audit
                                        Fees
                                      billed to
                                     Adviser and
                                     Affiliated     Total
                                       Fund       Non-Audit
                                     Service         Fees
                                    Providers      billed to
                                   (engagements     Adviser
                                      related        and
                                     directly     Affiliated
                        Total         to the         Fund
                      Non-Audit     operations      Service
                         Fees      and financial    Providers
         Fiscal         Billed    reporting of      (all other       Total of
          Year         to Fund       the Fund)     engagements)      (A), (B)
         Ended
        August 31,       (A)            (B)            (C)           and (C)
--------------------------------------------------------------------------------
2004                  $6,800             $0         $1,430,816      $1,437,616
--------------------------------------------------------------------------------
2003                  $6,567          $55,500       $5,741,860      $5,803,927
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

                           PATHWAY MODERATE PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
                                   Audit-                           All
       Fiscal        Audit        Related           Tax            Other
        Year         Fees          Fees             Fees            Fees
       Ended        Billed        Billed           Billed          Billed
     August 31,     to Fund       to Fund          to Fund         to Fund
--------------------------------------------------------------------------------
2004               $33,167         $185           $6,800            $0
--------------------------------------------------------------------------------
2003               $28,733        $1,205          $6,567            $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                                                                     All
                       Audit-Related         Tax Fees               Other
         Fiscal        Fees Billed to        Billed to           Fees Billed
          Year          Adviser and        Adviser and          to Adviser and
          Ended       Affiliated Fund    Affiliated Fund       Affiliated Fund
        August 31,   Service Providers  Service Providers     Service Providers
--------------------------------------------------------------------------------
2004                   $767,051                $0                    $0
--------------------------------------------------------------------------------
2003                   $517,013              $55,500                 $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                       Total
                                      Non-Audit
                                        Fees
                                      billed to
                                     Adviser and
                                     Affiliated     Total
                                       Fund       Non-Audit
                                     Service         Fees
                                    Providers      billed to
                                   (engagements     Adviser
                                      related        and
                                     directly     Affiliated
                        Total         to the         Fund
                      Non-Audit     operations      Service
                         Fees      and financial    Providers
         Fiscal         Billed    reporting of      (all other       Total of
          Year         to Fund       the Fund)     engagements)      (A), (B)
         Ended
        August 31,       (A)            (B)            (C)           and (C)
--------------------------------------------------------------------------------
2004                    $6,800           $0       $1,430,816       $1,437,616
--------------------------------------------------------------------------------
2003                    $6,567        $55,500     $5,741,860       $5,803,927
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

                            PATHWAY GROWTH PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
                                   Audit-                           All
       Fiscal        Audit        Related           Tax            Other
        Year         Fees          Fees             Fees            Fees
       Ended        Billed        Billed           Billed          Billed
     August 31,     to Fund       to Fund          to Fund         to Fund
--------------------------------------------------------------------------------
2004               $33,167         $185           $6,800             $0
--------------------------------------------------------------------------------
2003               $28,733        $1,205          $6,567             $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                                                                     All
                       Audit-Related         Tax Fees               Other
         Fiscal        Fees Billed to        Billed to           Fees Billed
          Year          Adviser and        Adviser and          to Adviser and
          Ended       Affiliated Fund    Affiliated Fund       Affiliated Fund
        August 31,   Service Providers  Service Providers     Service Providers
--------------------------------------------------------------------------------
2004                   $767,051                 $0                    $0
--------------------------------------------------------------------------------
2003                   $517,013               $55,500                 $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                       Total
                                      Non-Audit
                                        Fees
                                      billed to
                                     Adviser and
                                     Affiliated     Total
                                       Fund       Non-Audit
                                     Service         Fees
                                    Providers      billed to
                                   (engagements     Adviser
                                      related        and
                                     directly     Affiliated
                        Total         to the         Fund
                      Non-Audit     operations      Service
                         Fees      and financial    Providers
         Fiscal         Billed    reporting of      (all other       Total of
          Year         to Fund       the Fund)     engagements)      (A), (B)
         Ended
        August 31,       (A)            (B)            (C)           and (C)
--------------------------------------------------------------------------------
2004                   6,800             $0         $1,430,816     $1,437,616
--------------------------------------------------------------------------------
2003                   6,567          $55,500       $5,741,860     $5,803,927
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Conservative Portfolio

By:                                 /s/Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Pathway Conservative Portfolio

By:                                 /s/Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 28, 2004

By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 28, 2004

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Growth Portfolio

By:                                 /s/Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Pathway Growth Portfolio

By:                                 /s/Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 28, 2004

By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 28, 2004

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Moderate Portfolio

By:                                 /s/Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Pathway Moderate Portfolio

By:                                 /s/Julian Sluyters
                                    -----------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 28, 2004

By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 28, 2004